Financial Income, Net - Additional Information (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Financial Income, Net
Increase in financial income (cost)	€ 136
Net gains from fair valuation of equity investments	302
Decrease in interest income on investments	€ 150